Credit Facility and Long-Term Debt - Additional Information (Details) - USD ($)				3 Months Ended			12 Months Ended
	Mar. 27, 2017	Nov. 13, 2013	Dec. 15, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit	$ 200,000,000
Line of credit facility Increasable capacity	$ 100,000,000
Line of credit facility borrowings outstanding							$ 0
Minimum consolidated tangible net worth under credit facility							$ 2,323,100,000.0
Percentage of consolidated net income							25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock							25.00%
Percentage of consolidated leverage ratio permitted							35.00%
Payment for extinguishment of debt							$ 5,500,000	$ 8,600,000	$ 0
Citibank Europe
Line of Credit Facility [Line Items]
Outstanding collateralized letters of credit facility							$ 444,200,000	444,200,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period							1.00%
Citibank Europe plc | Letters of credit / guarantees
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 500,000,000.0
Senior Notes
Line of Credit Facility [Line Items]
Debt stated interest rate		4.65%	6.00%
Net proceeds from senior notes		$ 299,700,000	$ 247,500,000
Loans issued		$ 300,000,000.0	$ 250,000,000.0
Amount of indebtedness subject to default in payment							$ 50,000,000.0
Annual interest payable							$ 14,000,000
Silverton 2015
Line of Credit Facility [Line Items]
Loan notes issued by third parties						$ 85,000,000
Silverton 2015, Third-party Funded
Line of Credit Facility [Line Items]
Loan notes issued by third parties						$ 70,000,000
Silverton 2016
Line of Credit Facility [Line Items]
Loan notes issued by third parties					$ 125,000,000
Silverton 2017
Line of Credit Facility [Line Items]
Loan notes issued by third parties				$ 130,000,000
Silverton 2017, Third-party Funded
Line of Credit Facility [Line Items]
Loan notes issued by third parties								$ 105,000,000
Silverton 2016, Third-party Funded
Line of Credit Facility [Line Items]
Loan notes issued by third parties					$ 100,000,000